Summary of Acquired Identifiable Assets and Liabilities (Detail) - The Mortgage Connection [Member] $ in Thousands	Dec. 31, 2016 USD ($)
Purchase price:
Cash	$ 844
Payable	800
Total purchase price	1,644
Identifiable assets:
Intangible	100
Personal property	44
Total assets	144
Liabilities and equity:
Net assets acquired	144
Goodwill resulting from acquisition	$ 1,500